Advance from Customers (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Senior Care Services [Member]
Advance from Customers (Details) [Line Items]
Advances from customers	$ 1,805,609	$ 1,769,289
Housekeeping Services [Member]
Advance from Customers (Details) [Line Items]
Advances from customers	$ 317,931	$ 481,783